Cover Page	Nov. 08, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Entity Registrant Name	W. R. BERKLEY CORP
Entity File Number	1-15202
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-1867895
Entity Address, Address Line One	475 Steamboat Road
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	629-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.20 per share
Trading Symbol	WRB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000011544
Amendment Flag	false
5.625% Subordinated Debentures due 2053
Entity Information [Line Items]
Title of 12(b) Security	5.625% Subordinated Debentures due 2053
Trading Symbol	WRB B
Security Exchange Name	NYSE
5.9% Subordinated Debentures due 2056
Entity Information [Line Items]
Title of 12(b) Security	5.9% Subordinated Debentures due 2056
Trading Symbol	WRB C
Security Exchange Name	NYSE
5.75% Subordinated Debentures due 2056
Entity Information [Line Items]
Title of 12(b) Security	5.75% Subordinated Debentures due 2056
Trading Symbol	WRB D
Security Exchange Name	NYSE
5.70% Subordinated Debentures due 2058
Entity Information [Line Items]
Title of 12(b) Security	5.70% Subordinated Debentures due 2058
Trading Symbol	WRB E
Security Exchange Name	NYSE